Non-controlling interests - Disclosure of Non-Controlling Interests (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of subsidiaries [line items]
Non-controlling interests	€ 8,407	€ 5,970	€ 5,732
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Non-controlling interests	7,397	4,555	3,180
Global Blue Lebanon SAL
Disclosure of subsidiaries [line items]
Non-controlling interests	(14)	107	299
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Non-controlling interests	964	1,302	713
Bahama’s VAT Refund Ltd
Disclosure of subsidiaries [line items]
Non-controlling interests	76	0	0
Global Blue Russia AO
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0	1,153
Global Blue Russia Holdings B.V.
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0	349
Global Blue Pazarlama Destek ve Teknoloji Hiz.A.s
Disclosure of subsidiaries [line items]
Non-controlling interests	€ (16)	€ 6	€ 38